Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of share-based payment arrangements [Abstract]
Schedule of Charges to the Income Statement
The charge to the income statement is set out below:

	2023 £m	2022 £m	2021 £m
Deferred bonus plan	241	289	179
Executive and SAYE plans:
Options granted in the year	14	10	10
Options granted in prior years	45	42	37
	59	52	47
Share plans:
Shares granted in the year	6	9	18
Shares granted in prior years	22	26	24
	28	35	42
Total charge to the income statement[1]	328	376	268
1    Share-based payments impacted by partial consolidation of Group Performance Share into basic salary during 2023.

Schedule of Movements in Share-Based Payments
Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2023		2022
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	1,256,918,075	31.30	1,180,563,291	30.63
Granted	287,984,574	38.55	217,611,519	39.38
Exercised	(164,709,399)	38.55	(23,359,526)	37.75
Forfeited	(12,862,726)	31.78	(20,961,259)	29.20
Cancelled	(45,807,000)	37.65	(47,687,607)	33.88
Expired	(10,318,376)	38.25	(49,248,343)	46.29
Outstanding at 31 December	1,311,205,148	31.70	1,256,918,075	31.30
Exercisable at 31 December	410,368	39.87	263,302	47.92

	2023		2022
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	20,466,471	Nil	14,032,762	Nil
Granted	15,198,717	Nil	10,278,224	Nil
Exercised	(8,739,497)	Nil	(3,333,322)	Nil
Vested	(765,247)	Nil	–	Nil
Forfeited	(8,216)	Nil	(33,409)	Nil
Lapsed	(20,973)	Nil	(477,784)	Nil
Outstanding at 31 December	26,131,255	Nil	20,466,471	Nil
Exercisable at 31 December	1,148,770	Nil	1,638,202	Nil

	2023 Number of shares	2022 Number of shares
Outstanding at 1 January	–	686,085
Exercised	–	(686,085)
Outstanding at 31 December	–	–

	2023 Number of shares	2022 Number of shares
Outstanding at 1 January	6,585,447	7,444,787
Exercised	(1,247,548)	(859,340)
Outstanding at 31 December	5,337,899	6,585,447

	2023 Number of shares	2022 Number of shares
Outstanding at 1 January	202,394,509	350,873,627
Vested	(66,555,435)	(50,703,778)
Forfeited	(96,034,781)	(98,741,356)
Dividend award	–	966,016
Outstanding at 31 December	39,804,293	202,394,509

	2023 Number of shares	2022 Number of shares
Outstanding at 1 January	171,947,743	77,883,068
Granted	108,551,439	108,513,202
Forfeited	(18,089,793)	(14,448,527)
Outstanding at 31 December	262,409,389	171,947,743

Schedule of Assumptions Used for Calculating Benefit Plans
The fair value calculations at 31 December 2023 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	SAYE	Executive Share Plans	Long Term Share Plan
Weighted average risk-free interest rate	4.52%	4.36%	3.71%
Weighted average expected life	3.3 years	1.9 years	3.6 years
Weighted average expected volatility	28%	30%	34%
Weighted average expected dividend yield	6.0%	6.0%	6.0%
Weighted average share price	£0.44	£0.46	£0.52
Weighted average exercise price	£0.39	Nil	Nil